Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Under rules adopted pursuant to the Dodd-Frank Act, we are required to disclose certain information about the relationship between the compensation actually paid to our named executive officers and certain measures of company performance. The material that follows is provided in compliance with these rules; however, additional information regarding our compensation philosophy, the structure of our performance- based compensation programs, and compensation decisions made this year is described above in our “Compensation Discussion and Analysis.”

The following table provides information regarding compensation actually paid to our principal executive officer, or PEO, and other NEOs for each year from 2021 to 2025, compared to our total stockholder return (“TSR”) cumulatively from December 31, 2020 through the end of each such year, and our Net Income, and Adjusted EBITDA for each such year.

			Average	Average	Value of
			Summary	Compensation	initial fixed
	Summary	Compensation	Compensation	Actually	$100 investment			Economic
	Compensation	Actually	Table Total	Paid for	based on(4):		Net Income	Adjusted
	Table Total	Paid to	for Other	Other		Peer Group	(loss) ($)	EBITDA ($)(5)(6)
Year	for CEO (1)	CEO (2)	NEOs (3)	NEOs (2-3)	TSR	TSR	(in thousands)	(in thousands)
2025	$2,698,546	$2,063,227	$1,595,018	$1,192,265	$26.72	$125.68	$(222,024)	$67,606
2024	$2,674,559	$1,048,848	$1,972,018	$1,139,874	$107.26	$133.66	$(83,070)	$76,642
2023	$1,977,858	$21,562	$1,379,125	$435,876	$222.67	$150.31	$(99,497)	$43,571
2022	$1,125,510	$297,609	$650,073	$278,924	$256.16	$114.70	$(58,733)	$50,003
2021	$10,811,193	$9,710,227	$5,208,251	$4,623,456	$301.97	$146.23	$(93,146)	$57,032
(1)	Mr. Littlefair was the CEO for each of 2021, 2022, 2023, 2024 and 2025.
(2)	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award. Finally, there were no equity awards which were granted and vested in the same year, other than the award of profits interest granted to Mr. Pratt, our former Chief Operating Officer, in 2023 under the CLNE PlasmaFlow Holdings, LLC 2023 Equity Incentive Plan. The following table details these adjustments:

						Add Value		Subtract
					Add	of Equity	Add	Value of
					Change in	Awards	Change in	Equity Awards
				Add	Value of Prior	That	Value of	that Failed
		Summary	Subtract	Year-End	Unvested	Vested in	Vested	to Meet	Compensation
		Compensation	Stock	Equity	Equity	the Year of	Equity	Vesting	Actually
Year	Executive(s)	Table Total ($)	Awards ($)	Value ($)	Awards ($)	Grant ($)	Awards ($)	Conditions ($)	Paid ($)
2025	CEO	$2,698,546	$(947,868)	$895,632	(493,463)	$—	$(89,620)	$—	$2,063,227
	Other NEOs	$1,595,018	$(648,055)	$631,473	(268,702)	$—	$(117,469)	$—	$1,192,265
2024	CEO	$2,674,559	$1,110,500	$970,362	$(1,332,553)	$—	$(153,019)	$—	$1,048,848
	Other NEOs	$1,972,018	$1,117,875	$978,771	$(591,863)	$—	$(101,177)	$—	$1,139,874
2023	CEO	$1,977,858	$738,750	$455,211	$(1,604,939)	$—	$(67,818)	$—	$21,562
	Other NEOs	$1,379,125	$655,633	$384,401	$(661,310)	$31,800	$(42,507)	$—	$435,876
2022	CEO	$1,125,510	$852	$780	$(833,791)	$—	$5,962	$—	$297,609
	Other NEOs	$650,073	$284	$260	$(374,021)	$—	$2,896	$—	$278,924
2021	CEO	$10,811,193	$9,200,924	$7,210,210	$(239,935)	$—	$1,283,125	$153,443	$9,710,227
	Other NEOs	$5,208,251	$4,353,301	$3,316,767	$(131,158)	$—	$663,205	$80,307	$4,623,456
	Other NEOs	$951,260	$165,528	$590,718	$741,170	$—	$19,344	$16,838	$2,120,126
(3)	For each of 2021, 2022, and 2023, the other NEOs were Messrs. Vreeland, Pratt, and Corbus. On May 17, 2023, Mr. Pratt transitioned from Chief Operating Officer to Chief Technology Development Officer and ceased being an executive officer of our Company. For 2024 and 2025, the other NEOs were Messrs. Vreeland and Corbus.
(4)	TSR is determined based on the value of an initial fixed investment of $100. The TSR peer group consists of the Russell 2000 Index.
(5)	The most important performance measures used by our Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to our Company’s performance are as follows:
●	Adjusted EBITDA (6)
●	Volume (in GGEs)
●	Volume Margin per GGE
●	Volume of RNG
(6)	Please see “Calculation of 2025 Adjusted EBITDA” below for more information on how we define Adjusted EBITDA.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	Mr. Littlefair was the CEO for each of 2021, 2022, 2023, 2024 and 2025.
(3)	For each of 2021, 2022, and 2023, the other NEOs were Messrs. Vreeland, Pratt, and Corbus. On May 17, 2023, Mr. Pratt transitioned from Chief Operating Officer to Chief Technology Development Officer and ceased being an executive officer of our Company. For 2024 and 2025, the other NEOs were Messrs. Vreeland and Corbus.

Peer Group Issuers, Footnote
(4)	TSR is determined based on the value of an initial fixed investment of $100. The TSR peer group consists of the Russell 2000 Index.

PEO Total Compensation Amount	$ 2,698,546	$ 2,674,559	$ 1,977,858	$ 1,125,510	$ 10,811,193
PEO Actually Paid Compensation Amount	$ 2,063,227	1,048,848	21,562	297,609	9,710,227
Adjustment To PEO Compensation, Footnote
(2)	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award. Finally, there were no equity awards which were granted and vested in the same year, other than the award of profits interest granted to Mr. Pratt, our former Chief Operating Officer, in 2023 under the CLNE PlasmaFlow Holdings, LLC 2023 Equity Incentive Plan. The following table details these adjustments:

						Add Value		Subtract
					Add	of Equity	Add	Value of
					Change in	Awards	Change in	Equity Awards
				Add	Value of Prior	That	Value of	that Failed
		Summary	Subtract	Year-End	Unvested	Vested in	Vested	to Meet	Compensation
		Compensation	Stock	Equity	Equity	the Year of	Equity	Vesting	Actually
Year	Executive(s)	Table Total ($)	Awards ($)	Value ($)	Awards ($)	Grant ($)	Awards ($)	Conditions ($)	Paid ($)
2025	CEO	$2,698,546	$(947,868)	$895,632	(493,463)	$—	$(89,620)	$—	$2,063,227
	Other NEOs	$1,595,018	$(648,055)	$631,473	(268,702)	$—	$(117,469)	$—	$1,192,265
2024	CEO	$2,674,559	$1,110,500	$970,362	$(1,332,553)	$—	$(153,019)	$—	$1,048,848
	Other NEOs	$1,972,018	$1,117,875	$978,771	$(591,863)	$—	$(101,177)	$—	$1,139,874
2023	CEO	$1,977,858	$738,750	$455,211	$(1,604,939)	$—	$(67,818)	$—	$21,562
	Other NEOs	$1,379,125	$655,633	$384,401	$(661,310)	$31,800	$(42,507)	$—	$435,876
2022	CEO	$1,125,510	$852	$780	$(833,791)	$—	$5,962	$—	$297,609
	Other NEOs	$650,073	$284	$260	$(374,021)	$—	$2,896	$—	$278,924
2021	CEO	$10,811,193	$9,200,924	$7,210,210	$(239,935)	$—	$1,283,125	$153,443	$9,710,227
	Other NEOs	$5,208,251	$4,353,301	$3,316,767	$(131,158)	$—	$663,205	$80,307	$4,623,456
	Other NEOs	$951,260	$165,528	$590,718	$741,170	$—	$19,344	$16,838	$2,120,126

Non-PEO NEO Average Total Compensation Amount	$ 1,595,018	1,972,018	1,379,125	650,073	5,208,251	$ 951,260
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,192,265	1,139,874	435,876	278,924	4,623,456	2,120,126
Adjustment to Non-PEO NEO Compensation Footnote
(2)	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award. Finally, there were no equity awards which were granted and vested in the same year, other than the award of profits interest granted to Mr. Pratt, our former Chief Operating Officer, in 2023 under the CLNE PlasmaFlow Holdings, LLC 2023 Equity Incentive Plan. The following table details these adjustments:

						Add Value		Subtract
					Add	of Equity	Add	Value of
					Change in	Awards	Change in	Equity Awards
				Add	Value of Prior	That	Value of	that Failed
		Summary	Subtract	Year-End	Unvested	Vested in	Vested	to Meet	Compensation
		Compensation	Stock	Equity	Equity	the Year of	Equity	Vesting	Actually
Year	Executive(s)	Table Total ($)	Awards ($)	Value ($)	Awards ($)	Grant ($)	Awards ($)	Conditions ($)	Paid ($)
2025	CEO	$2,698,546	$(947,868)	$895,632	(493,463)	$—	$(89,620)	$—	$2,063,227
	Other NEOs	$1,595,018	$(648,055)	$631,473	(268,702)	$—	$(117,469)	$—	$1,192,265
2024	CEO	$2,674,559	$1,110,500	$970,362	$(1,332,553)	$—	$(153,019)	$—	$1,048,848
	Other NEOs	$1,972,018	$1,117,875	$978,771	$(591,863)	$—	$(101,177)	$—	$1,139,874
2023	CEO	$1,977,858	$738,750	$455,211	$(1,604,939)	$—	$(67,818)	$—	$21,562
	Other NEOs	$1,379,125	$655,633	$384,401	$(661,310)	$31,800	$(42,507)	$—	$435,876
2022	CEO	$1,125,510	$852	$780	$(833,791)	$—	$5,962	$—	$297,609
	Other NEOs	$650,073	$284	$260	$(374,021)	$—	$2,896	$—	$278,924
2021	CEO	$10,811,193	$9,200,924	$7,210,210	$(239,935)	$—	$1,283,125	$153,443	$9,710,227
	Other NEOs	$5,208,251	$4,353,301	$3,316,767	$(131,158)	$—	$663,205	$80,307	$4,623,456
	Other NEOs	$951,260	$165,528	$590,718	$741,170	$—	$19,344	$16,838	$2,120,126

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
(5)	The most important performance measures used by our Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to our Company’s performance are as follows:
●	Adjusted EBITDA (6)
●	Volume (in GGEs)
●	Volume Margin per GGE
●	Volume of RNG

Total Shareholder Return Amount	$ 26.72	107.26	222.67	256.16	301.97
Peer Group Total Shareholder Return Amount	125.68	133.66	150.31	114.7	146.23
Net Income (Loss)	$ (222,024,000)	$ (83,070,000)	$ (99,497,000)	$ (58,733,000)	$ (93,146,000)
Company Selected Measure Amount	67,606,000	76,642,000	43,571,000	50,003,000	57,032,000
PEO Name	Mr. Littlefair
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(6)	Please see “Calculation of 2025 Adjusted EBITDA” below for more information on how we define Adjusted EBITDA.

Measure:: 2
Pay vs Performance Disclosure
Name	Volume (in GGEs)
Measure:: 3
Pay vs Performance Disclosure
Name	Volume Margin per GGE
Measure:: 4
Pay vs Performance Disclosure
Name	Volume of RNG
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (947,868)	$ (1,110,500)	$ (738,750)	$ (852)	$ (9,200,924)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	895,632	970,362	455,211	780	7,210,210
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(493,463)	(1,332,553)	(1,604,939)	(833,791)	(239,935)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(89,620)	(153,019)	(67,818)	5,962	1,283,125
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(153,443)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(648,055)	(1,117,875)	(655,633)	(284)	(4,353,301)	(165,528)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	631,473	978,771	384,401	260	3,316,767	590,718
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(268,702)	(591,863)	(661,310)	(374,021)	(131,158)	741,170
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			31,800
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(117,469)	(101,177)	(42,507)	2,896	663,205	19,344
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ (80,307)	$ (16,838)